Significant Accounting Policies	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Significant Accounting Policies

3 - SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

PRINCIPLES OF CONSOLIDATION

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. The results of operations for acquisitions are included in these consolidated financial statements from the date of acquisition. Inter-company transactions and balances are eliminated upon consolidation.

USE OF ESTIMATES

The preparation of consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenue and expenses during the period. Estimates have been made by management in several areas, including, but not limited to, the realizability of accounts receivable and investments, the valuation allowance associated with deferred income tax assets, investment tax credits, the calculations supporting the revaluation of investments, expected useful life of equipment, the fair value calculation with respect to the stock options. Actual results may differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original term to maturity of three months or less to be cash equivalents.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable are recorded at the invoiced amount net of an allowance for doubtful accounts. The Company determines its allowance for doubtful accounts by considering a number of factors, including the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectability of the receivable from that customer. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to selling, general and administration accounts in the period of recovery.

REVENUE RECOGNITION

The Company derives revenue from two sources: enterprise software, including maintenance and consulting services and mobile services and applications. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications. Mobile services involve providing SMS applications and services. The Company presents revenues net of sales tax and other related taxes.

ENTERPRISE SOFTWARE REVENUE RECOGNITION

ZIM records revenues from the perpetual license of the Company's software products and the sale of related maintenance and consulting. The Company's standard license agreement provides a license to use the Company's products based on the number of licensed users. The Company may license its software in multiple element arrangements if the customer purchases any combination of maintenance, consulting or training services in conjunction with the license.

The Company recognizes revenue pursuant to the requirements of ASC 606, Revenue from Contracts with Customers. Revenue is recognized using the residual method when evidence of fair value exists for all of the undelivered performance obligations in the arrangement, but does not exist for one or more performance obligations. The Company allocates revenue to each undelivered performance obligation based on its respective fair value determined by the price charged when that performance obligation is sold separately. The Company defers revenue for the undelivered performance obligations and recognizes the residual amount of the arrangement fee, if any. The separate performance obligations of the arrangements are considered to be separate units of accounting.

The following steps are taken to recognize revenue:

1.	Identification of the contract(s) with the customer(s).
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract.
5.	Recognize revenue when (or as) the Company satisfies the performance obligations.

The Company recognizes revenue from software license agreements at the point in time that the related performance obligation is satisfied, which is generally when the software key is delivered. Discounts are allocated among the various performance obligations on a pro-rata basis. If at the outset of an arrangement the Company determines that the arrangement fee is not fixed or determinable, revenue is deferred until the arrangement fee becomes fixed or determinable.

Collectability is assessed based on the collection history of the client, current economic trends, customer concentrations and customer credit worthiness. Delivery of the software has occurred once the customer has accepted the product or has been provided with permanent keys to the file transfer protocol ("FTP") site. If an arrangement allows for customer acceptance of the software or services, the Company defers revenue recognition until the earlier of customer acceptance or when the acceptance right lapses.

MAINTENANCE AND CONSULTING REVENUE RECOGNITION

Maintenance revenues are recognized using a time-based approach equally over the term of the maintenance contract. The liability relating to the received but unearned portion of maintenance revenues is recognized as deferred revenues.

Consulting revenue, which represents services provided on a per diem basis to customers, is recognized as the services are performed as there are no customer acceptance provisions involved in these types of arrangements. Consulting revenue, which represents services provided on a fixed price basis to customers, is recognized upon achieving the related performance obligation.

In general, credit terms of 30 days are extended to customers with a small number of customers receiving longer payment terms based on the long-standing relationship with ZIM.

MOBILE REVENUE RECOGNITION

Aggregation services occur when ZIM sends messages from its content provider customers through mobile operators to end users on their cell phones. In this situation, the Company contracts with its customers that cannot connect directly to the mobile operators and with the third-party mobile operators or other aggregators directly for the transmission of the messages. The performance obligation is to transmit a message. Revenues are recognized in the month in which the performance obligation is satisfied, provided no significant ZIM obligations remain. We work with aggregators to provide delivery routes and receive statements and billing in real time. We prepay for message credits and bill customers for message delivery at the end of each month. We purchase service credits from the aggregators and bill our customers directly for the delivery of messages on a monthly basis.

RESEARCH AND DEVELOPMENT EXPENSES

Costs related to research, design and development of products and applications are charged to research and development expense as incurred. Software development costs are capitalized beginning when a product's technological feasibility has been established, which generally occurs upon completion of a working model, and ending when a product is available for general release to customers. All subsequent costs are expensed as incurred. To date, completing a working model of the Company's products and the general release of the products has substantially coincided. The Company has not capitalized any software development costs since such costs have not been significant.

The Company qualifies for scientific research and experimental development refundable investment tax credits. These credits are recorded as a reduction of research and development expense when it is more likely than not that the credits will be realized. Other non-refundable investment tax credits not utilized in the current year can be used to offset income taxes otherwise payable in future years.

TRANSLATION OF FOREIGN CURRENCIES

The Company's reporting currency is the US dollar and the functional currency is the Canadian dollar for ZIM Corporation and NuvoBio, US Dollar for AIS and Brazilian Reals for ZIM do Brazil.

Transactions denominated in currencies other than the functional currency of the Company or its subsidiaries are initially measured using the exchange rate in effect on the date of the transaction. At each balance sheet date, monetary assets and liabilities are remeasured into the functional currency using the exchange rate in effect on that date. Any foreign exchange gains or losses resulting from this remeasurement are recognized in the statement of income (loss) and comprehensive income (loss) of the respective entity for that period. For the years ended March 31, 2019, 2018, and 2017, the Company recognized a foreign exchange gain (loss) of $7,221, ($2,504), and ($1,246), respectively, in the accompanying consolidated statements of income (loss) and comprehensive income (loss) included in the selling, general and administrative expenses.

The translation of the Company's financial statements and those of its subsidiaries from their respective functional currencies to the Company’s reporting currency is performed as follows: all assets and liabilities are translated into US dollars at the rate of exchange in effect at the balance sheet date. Equity transactions are translated at the exchange rate in effect at the date of the transaction. Revenues, expenses and cash flow amounts are translated at the weighted average exchange rates for the period. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in shareholders' equity. The translation adjustments did not result in a tax impact.

INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards using enacted tax rates and laws in effect in the year in which the differences are expected to reverse. When necessary, a valuation allowance is recorded to reduce the tax assets to an amount for which realization is more likely than not. The effect of changes in tax rates is recognized in the period in which the rate change occurs.

The Company is subject to examination by taxing authorities in the jurisdictions of Canada, Brazil and the United States. Management does not believe that there are any uncertain tax positions that would result in an asset or liability for taxes being recognized in the accompanying consolidated financial statements.

EARNINGS PER SHARE

Basic earnings per share are computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share are calculated giving effect to the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to such shares at the later of the beginning of the period or the issuance date. This method is used to determine the dilutive effect of common shares. The treasury stock method is used to determine the dilutive effect of warrants and stock options. The treasury stock method assumes that proceeds received from the exercise of in-the-money share purchase warrants and stock options are used to repurchase common shares at the average market price during the period.

STOCK OPTIONS AND GRANTS

Compensation cost for all stock-based awards is measured at fair value on the date of grant and recognized as compensation expense over the service period for awards expected to vest. Stock-based awards granted to consultants are measured at fair value on the grant date and compensation expense is recognized on the date at which the consultant's performance is complete which, for the Company, is on the date of grant.

The fair value of stock options is determined using the Black Scholes-Merton option pricing model. The expected dividend yield is based on historical dividend payouts, the expected volatility is based on historical volatilities of company stock (management believes that the historical volatility is an appropriate measure of expected volatility) for a period approximating the expected life; the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected life represents the period of time the options are expected to be outstanding and is based on historical trends. The weighted average assumptions used in the computations are as follows:

	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017

Risk-free interest rates	2.52%	1.93%	1.36%
Expected volatility	120%	433%	206%
Dividend yield	-	-	-
Expected life of options (years)	3.0	3.0	3.0

EQUIPMENT

Equipment is recorded at cost net of depreciation and any impairment losses. Depreciation is provided over the estimated useful lives of the underlying assets using the following methods and rates:

Computer equipment	40%	Declining balance
Software	40%	Declining balance
Office furniture and equipment	20%	Declining balance
Voice communications equipment	20%	Declining balance
Leasehold improvements	5 years	Straight line over the lesser of 5 years or the term of the underlying lease

IMPAIRMENT OF EQUIPMENT

Equipment is tested for impairment when evidence of a decline in value exists, and adjustments to estimated fair value are made if the asset is impaired. Whenever events or changes in circumstances indicate that the Company may not be able to recover the net book value of its productive assets, that the assets are deemed impaired and are to be written down to their estimated fair value through a charge to earnings. The guidance states that fair values may be estimated using discounted cash flow analysis or quoted market prices, together with other available information. The Company reviewed its property and equipment assets for impairment to determine if there were events or changes in circumstances that would indicate that the carrying amount of the assets may not be recoverable through future cash flows. It was determined that no impairment was evident.

 INVESTMENTS

ZIM measures the value if its equity investments in privately-held companies, which do not have readily determinable fair values, using the alternative measurement basis permitted under Accounting Standards Update (“ASU”) 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. Under this alternative measurement basis, equity investments in privately-held companies without readily determinable fair values are measured at cost, less any impairments, plus or minus any adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. In the absence of observable price changes, the alternative measurement basis of cost less any impairments is used as a valuation methodology.

ACCOUNTING PRONOUNCEMENTS ADOPTED DURING THE YEAR

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments–Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (the ASU). Changes to the current GAAP model primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities is largely unchanged. The classification and measurement guidance is effective for public business entities in fiscal years beginning after December 15, 2017. This standard was adopted on April 1, 2018 by applying the standard prospectively to its equity investments without readily determinable fair values since the Company has elected to use the alternative measurement approach. The effect of the adoption of this standard was an increase in the carrying value of the Equispheres investment at April 1, 2018 of $604,013 to a carrying value of $721,122.

In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718). The ASU provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU is effective for the annual reporting periods beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for (1) public business entities for reporting periods for which financial statements have not yet been issued and (2) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company has had no changes to its share-based payment awards and therefore the adoption of this standard had no impact on the consolidated financial statements of the Company.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The ASU establishes the principles to report useful information to users of the financial statements about the nature, timing and uncertainty of revenue from contracts with customers. ASU 2015-14 deferred the effective date of the ASU for the annual reporting periods beginning after December 15, 2017. Early adoption is permitted, as per the original ASU. The company transitioned to ASC 606 using the modified retrospective approach. All new and renewed contracts in fiscal 2019 were reviewed to determine if any change to how revenue is recognized was warranted with the application of ASC 606. The analysis determined that the transition to ASC 606 has not had any significant effect on the amounts and timing of how the Company recognizes revenue.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standards setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have any significant impact on the consolidated financial statements upon adoption.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash. This will require entities to show the changes in the total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. These changes become effective for fiscal years beginning after December 15, 2018. We are currently evaluating the impact ASU 2016-18 will have on our consolidated financial statements.

In August 2016 the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments. This provides guidance on presentation and classification of certain cash receipts and payments in the statement of cash flows. These changes become effective for fiscal years beginning after December 15, 2018. We are currently evaluating the impact ASU 2016-15 will have on our consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Codification (“ASC”) Topic 842, Leases through ASU No. 2016-02. ASC Topic 842 requires a lessee to recognize all leases, including operating leases, on balance sheet via a right-of-use asset and lease liability, unless the lease is a short-term lease. All (or a portion of) fixed payments by the lessee to cover lessor costs related to ownership of the underlying assets, or executory costs, that do not represent payments for a good or service will be considered lease payments and reflected in the measurement of lease assets and lease liabilities by lessees. The new standard does not substantially change lessor accounting from current U.S. GAAP. The new standard also requires lessees and lessors to disclose more qualitative and quantitative information about their leases than current U.S. GAAP does. The standard is applied retrospectively, with elective reliefs. The new standard is effective for annual and interim reporting periods beginning after December 15, 2018 for a public business entity. Early adoption is permitted. We are currently evaluating the impact ASU 2016-02 will have and it is expected that the impact of the adoption of this standard will have no material impact on the Company’s consolidated financial statements.

In June 2016, FASB issued Accounting Standards Update (ASU) 2016-13, Financial Instruments—Credit Losses (Topic 326). This ASU represents a significant change in the ACL accounting model by requiring immediate recognition of management’s estimates of current expected credit losses (CECL). Under the prior model, losses were recognized only as they were incurred, which FASB has noted delayed recognition of expected losses that might not yet have met the threshold of being probable. The new standard is effective for annual and interim reporting periods beginning after December 15, 2019 for a public business entity. Early adoption is permitted. We are currently evaluating the impact ASU 2016-13 will have on the Company’s consolidated financial statements.